Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 32,865	$ 26,447	$ 18,478	$ 42,767	$ 29,050	$ 19,010	$ 16,330	$ 12,270	$ 9,050
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 33,670	27,009	18,819	43,417	29,410	19,190	16,450	12,330	9,070
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 40,016	33,282	23,436	56,607	33,442	23,195	20,770	14,200	9,400
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 40,979	33,983	23,857	57,449	33,833	23,415	20,930	14,300	9,410
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 30,706	24,939	20,965	24,340	16,884	15,849	14,543	12,670	10,691
Russell 3000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Account Value	$ 40,316	30,493	24,086	30,023	20,997	17,219	15,568	12,712	10,530
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 30,706	24,939	20,965	24,340	16,884	15,849	14,543	12,670	10,691
Russell 3000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Account Value	$ 40,316	30,493	24,086	30,023	20,997	17,219	15,568	12,712	10,530
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 30,706	24,939	20,965	24,340	16,884	15,849	14,543	12,670	10,691
Russell 3000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Account Value	$ 40,316	30,493	24,086	30,023	20,997	17,219	15,568	12,712	10,530
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 30,706	24,939	20,965	24,340	16,884	15,849	14,543	12,670	10,691
Russell 3000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Account Value	$ 40,316	$ 30,493	$ 24,086	$ 30,023	$ 20,997	$ 17,219	$ 15,568	$ 12,712	$ 10,530